UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-21770

SunAmerica Focused Alpha Growth Fund, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

Vincent M. Marra

Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1.	Schedule of Investments.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)
COMMON STOCK — 93.7%
Aerospace/Defense — 9.5%
General Dynamics Corp.	282,790	$23,887,272
Lockheed Martin Corp.	195,225	21,179,960

		45,067,232

Casino Hotels — 15.4%
Boyd Gaming Corp.	250,000	10,712,500
Las Vegas Sands Corp.†	331,133	44,179,765
Wynn Resorts, Ltd.	115,000	18,119,400

		73,011,665

Casino Services — 1.6%
Scientific Games Corp., Class A†	200,000	7,520,000

Commercial Services — 1.1%
ChoicePoint, Inc.†	140,000	5,308,800

Computers — 11.3%
Apple, Inc.†	181,308	27,838,030
Hewlett-Packard Co.	515,454	25,664,455

		53,502,485

Data Processing/Management — 1.3%
SEI Investments Co.	230,000	6,274,400

Diversified Minerals — 1.5%
HLTH Corp.†	510,000	7,226,700

Electric-Transmission — 2.2%
ITC Holdings Corp.	215,000	10,653,250

Finance-Investment Banker/Broker — 5.9%
Jefferies Group, Inc.	300,000	8,349,000
The Goldman Sachs Group, Inc.	89,633	19,427,056

		27,776,056

Internet Security — 1.6%
CheckFree Corp.†	167,500	7,795,450

Investment Management/Advisor Services — 2.7%
Cohen & Steers, Inc.	100,000	3,703,000
Nuveen Investments Inc., Class A	150,000	9,291,000

		12,994,000

Medical Instruments — 1.3%
Edwards Lifesciences Corp.†	120,000	5,917,200

Medical-Biomedical/Gene — 5.9%
Genentech, Inc.†	361,030	28,167,561

Medical-HMO — 5.7%
UnitedHealth Group Inc.	559,433	27,093,340

Medical-Nursing Homes — 2.4%
Manor Care, Inc.	175,000	11,270,000

Oil Companies-Exploration & Production — 1.4%
Encore Acquisition Co.†	210,000	6,646,500

Retail-Automobile — 1.6%
CarMax, Inc.†	380,000	7,725,400

Retail-Restaurants — 6.2%
McDonald’s Corp.	541,885	29,516,476

Retail-Sporting Goods — 3.5%
Dick’s Sporting Goods, Inc.†	250,000	16,787,500

Schools — 2.7%
DeVry, Inc.	350,000	12,953,500

Soap & Cleaning Preparation — 1.0%
Church & Dwight Co., Inc.	100,000	4,704,000

Telephone-Integrated — 5.9%
AT&T Inc.	662,172	28,016,497

Transport-Services — 2.0%
Expeditors International of Washington, Inc.	200,000	9,460,000

Total Long-Term Investment Securities
(cost $348,555,155)		445,388,012

SHORT-TERM INVESTMENT SECURITIES — 5.4%
Time Deposit — 3.5%
Euro Time Deposit with State Street Bank & Trust Co.
3.55% due 10/01/07 (cost $16,621,000)	$16,621,000	16,621,000

U.S. Government Treasuries — 1.9%
United States Treasury Bills
3.15% due 11/01/07	1,849,000	1,843,824
3.55% due 01/03/08	1,868,000	1,850,685
3.65% due 01/10/08	3,180,000	3,147,436
3.75% due 01/31/08	1,306,000	1,289,403
3.80% due 02/07/08 (cost $9,355,450)	1,241,000	1,224,102

		9,355,450

Total Short-Term Investment Securities
(cost $25,976,450)		25,976,450

TOTAL INVESTMENTS
(cost $374,531,605) (1)	99.1%	471,364,462
Other assets less liabilities	0.9	4,079,850

NET ASSETS	100.0%	$475,444,312

†	Non-income producing security

(1)	See Note 2 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2007 — (unaudited)
Note 1. Security Valuation
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board.
Note 2. Federal Income Taxes
As of September 30, 2007, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities, were as follows:

Cost (tax basis)	$374,555,570

Appreciation	$103,877,391
Depreciation	(7,044,534)

Net unrealized appreciation (depreciation)	$96,832,857

Note 3. Other Information
The matter related to American International Group, Inc.’s (“AIG”) settlement with the Securities and Exchange Commission (the “Commission”) and other governmental authorities that was reported in recent shareholder reports has been resolved. With respect to such matter, in September 2007, the Commission issued a permanent exemptive order (the “Order”) pursuant to Section 9(c) of the Investment Company Act of 1940, as amended, to AIG and certain affiliated persons of AIG, including AIG SunAmerica Asset Management Corp (“AIG SunAmerica”). The Order permits AIG SunAmerica to continue to provide advisory services to the Fund. There has been no adverse impact to the Fund or the Fund’s shareholders.
ADDITIONAL INFORMATION
Additional information is available in the SunAmerica Focused Alpha Growth Fund, Inc.’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2.	Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures, (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Alpha Growth Fund, Inc.

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date: November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date: November 29, 2007

By:	/s/ Donna M. Handel

Donna M. Handel
Treasurer
Date: November 29, 2007